Financial Instruments - Summary of Fair Value of Liabilities Measurement Using Significant Unobservable Inputs (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	$ 10,516.0
Ending balance	10,155.0	$ 10,516.0
Opening balance	7,608.5
Ending balance	7,380.0	7,608.5
Level 3 [member]
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Opening balance	55.9	60.6
Changes in fair value	35.2	(4.1)
Exchange variation	3.8	(0.6)
Ending balance	94.9	55.9
Opening balance	108.4	0.0
Adding Shares		22.2
Reversal	(50.1)
Transfer	(33.6)
Changes in fair value	(3.9)	(9.7)
Exchange variation	(3.7)
Reclassification		(33.7)
Reclassification from held for sale		129.6
Ending balance	$ 17.1	$ 108.4